Investments - Company's Investment in ABCP (Detail) (ABCP [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ABCP [Member]
Schedule of Equity Method Investments [Line Items]
Balance, beginning of year	$ 82	$ 84	$ 85
Valuation adjustment	15
Cash receipts	(9)		(5)
Foreign exchange and other	2	(2)	4
Balance, end of year	$ 90	$ 82	$ 84